Commitments and contingencies (Tables)	6 Months Ended
Jun. 30, 2026
Restructuring Cost and Reserve [Line Items]
Summary of Changes in the Provision Balance for Restructuring and Other Charges
The following table summarizes the changes to the Company’s provision balance for restructuring and other charges:

(in thousands)	June 30, 2026
Balance at the beginning of the period	$2,085
Additions for costs expensed	5,004
Reductions for payments	(1,546)
Foreign currency translation	(58)

Balance at the end of the period	$5,485

HMH Holding BV And Subsidiaries [Member]
Restructuring Cost and Reserve [Line Items]
Summary of Changes in the Provision Balance for Restructuring and Other Charges

Balance as of January 1,	$1,042
Additions for costs expensed	2,392
Reductions for payments	(1,498)
Foreign currency translation	149

Balance as of December 31,	$2,085